UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ___________ to ___________

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

__________________________________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001608828
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Sunnova Helios XI Issuer, LLC
(Exact name of issuing entity as specified in its charter)
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Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert L. Lane, (281) 892-1588
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Name and telephone number, including area code, of the person to contact in connection with this filing.

Explanatory Note: For the purpose of furnishing this Form ABS-15G, the depositor signing below does not have a Central Index Key Number. The Central Index Key Number of the depositor listed above is the Central Index Key Number of the sponsor, Sunnova Energy Corporation.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 24, 2023, obtained by Sunnova Helios XI Depositor, LLC and Sunnova Energy Corporation and which sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

EXHIBIT INDEX

Exhibit No.	Description
99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 24, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Sunnova Helios XI Depositor, LLC, as Depositor

By:	/s/ Robert L. Lane
Name: Robert L. Lane
Title: Executive Vice President, Chief Financial Officer

Date: April 25, 2023